Trade Accounts Payable - Summary of provision of contract costs (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	S/ 659,299	S/ 758,116
Infrastructure [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	62,812	52,657
Infrastructure [member] | Linea 1 - Metro de Lima [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	13,645	13,383
Infrastructure [member] | Oil Services [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	18,140	20,512
Infrastructure [member] | Operation and maintenance - Roads [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	31,027	18,762
Engineering and Construction [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	524,944	679,091
Engineering and Construction [member] | Talara Refinery [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	204,102	418,540
Engineering and Construction [member] | Engineering and Construction Works VyV-DSD S.A. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	106,186	68,140
Engineering and Construction [member] | Engineering and Construction Works - Morelco S.A.S. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	84,513	34,804
Engineering and Construction [member] | Project Quellaveco [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	42,822	24,185
Engineering and Construction [member] | Project Mina Justa [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	33,525	19,852
Engineering and Construction [member] | Mina Project Of Gold Fields La Cima SA [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	12,670	15,050
Engineering and Construction [member] | Civil Works, Assembly and Electromechanics - Acero Arequipa [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	5,222	17,382
Engineering and Construction [member] | Civil Works, Assembly and Electromechanics - Toquepala [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs		5,055
Engineering and Construction [member] | Generating Plant Machu Picchu [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	1,222	4,633
Engineering and Construction [member] | Others [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	34,682	71,450
Real Estate [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	24,509	13,573
Parent company operation [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	S/ 47,034	S/ 12,795